Critical Accounting Estimates And Judgments	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Estimates And Judgments

4.	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
The Group’s principal accounting policies are set out in Note 3 of the Group’s consolidated financial statements and conform to International Financial Reporting Standards (IFRS). Significant judgments and estimates are used in the preparation of the consolidated financial statements which, to the extent that actual outcomes and results may differ from these assumptions and estimates, could affect the accounting in the areas described in this section.
(A) Impairment of licenses
The Group assesses whether there are any indicators of impairment for all licenses at each reporting date, which refers exclusively to the licenses of two specific product candidates:
OCS-02
and
OCS-05.
Given the stage Oculis’ development activities and the importance of both products in Oculis’ portfolio, the impairment test is performed first on the basis of a fair value model for the entire Company using a market approach, and second on the basis of the continued development feasibility of the relevant product candidate. Refer to Note 8.
(B) Deferred income taxes
Deferred income tax assets are recognized for all unused tax losses only to the extent that it is probable that taxable profits will be available against which the losses can be utilized. Judgment is required from management to determine the amount of tax asset that can be recognized, based on forecasts and tax planning strategies. Given the uncertainty in the realization of future taxable profits, no deferred tax asset on unused tax losses has been recognized as of December 31, 2022, 2021and 2020. Refer to Note 6. (E).
(C) Pension benefits
The present value of the pension obligations depends on several factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (income) for pensions include the discount rate. Any changes in these assumptions will impact the carrying amount of pension obligations. The independent actuary of the Group uses statistical based assumptions covering future withdrawals of participants from the plan and estimates on life expectancy. The actuarial assumptions used may differ materially from actual results due to changes in market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of participants. These differences could have a significant impact on the amount of pension income or expenses recognized in future periods.
The Group determines the appropriate discount rate at the end of each year. This is the interest rate used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. In determining the appropriate discount rate, the Group considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability. Other key assumptions for pension obligations are based in part on current market conditions. Refer to Note 11.
(D) Share-based compensation
The Company operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of equity-based awards is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the instruments granted, excluding the impact of any non-market
vesting conditions, if applicable.
Non-market
vesting conditions are included in assumptions about the number of instruments that are expected to become exercisable. At each balance sheet date, the Company revises its estimates of the number of instruments that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement, and a corresponding adjustment to equity over the remaining vesting period.
Stock options granted are valued using the Black-Scholes option-pricing model (see Note 12). This valuation model as well as parameters used such as expected volatility and expected term of the stock options are partially based on management’s estimates. The Company estimates the fair value of non-vested
stock awards (restricted shares and restricted share units) using a reasonable estimate of market value of the common stock on the date of the award. The Company classifies its share-based payments as equity-classified awards as they are settled in shares of the common stock. The Company measures equity-classified awards at their grant date fair value and does not subsequently remeasure them. Compensation costs related to equity-classified awards are equal to the fair value of the award at grant-date amortized over the vesting period of the award using the graded method. The Company reclassifies a portion of vested awards to share premium as the awards vest. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.